UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09833
Investment Grade Income Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Investment Grade Income Portfolio                                                                                         as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 31.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace / Defense — 1.1%
Lockheed Martin Corp., 7.20%, 5/1/36	$665	$819,283
United Technologies Corp., 7.00%, 9/15/06	275	281,829
		$1,101,112
Banks — 4.4%
Inter-American Development Bank, 6.95%, 8/1/26	220	270,248
Inter-American Development Bank, 8.40%, 9/1/09	1,000	1,133,969
State Street Corp., 7.35%, 6/15/26	1,510	1,864,531
US Bancorp, 7.50%, 6/1/26	1,000	1,245,825
		$4,514,573
Beverages — 1.2%
Coca-Cola Enterprises, 7.00%, 10/1/26	1,065	1,248,714
		$1,248,714
Cable Television — 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	85	108,150
		$108,150
Conglomerates — 0.5%
ITT Corp., 8.55%, 6/15/09	450	497,307
		$497,307
Containers - Paper/Plastic — 0.5%
First Brands Corp., 7.25%, 3/1/07	505	522,665
		$522,665
Diversified Manufacturing — 1.6%
Ingersoll-Rand Co., 6.48%, 6/1/25	69	77,997
Ingersoll-Rand, MTN, 6.015%, 2/15/28	1,310	1,445,240
Ingersoll-Rand, MTN, 6.13%, 11/18/27	90	100,282
		$1,623,519
Drugs — 0.4%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	405	435,799
		$435,799
Financial Services — 5.2%
Associates Corp., N.A., 5.96%, 5/15/37	30	33,649
Commercial Credit Corp., 8.70%, 6/15/10	100	116,212
General Electric Capital Corp., 5.00%, 6/15/07	1,000	1,008,955
General Electric Capital Corp., MTN, 3.573%, 3/2/09 (1)	710	692,250
Lehman Brothers Holdings, MTN, 3.74%, 4/20/07 (1)	675	676,220
Merrill Lynch & Co., MTN, 3.997%, 2/6/09 (1)	710	713,017
Merrill Lynch & Co., MTN, 4.092%, 1/31/08 (1)	260	259,657

National Rural Utilities, 6.00%, 5/15/06	$1,265	$1,277,307
SLM Corp., MTN, 3.87%, 7/25/07 (1)	635	637,555
		$5,414,822
Foods — 2.2%
Conagra Foods, Inc., 6.70%, 8/1/27	1,225	1,325,928
Sysco Corp., 7.16%, 4/15/27	810	975,665
		$2,301,593
Household Products — 0.6%
Procter & Gamble Co., 8.00%, 9/1/24	485	646,700
		$646,700
Medical Products — 2.6%
Bard (C.R.), Inc., 6.70%, 12/1/26	1,100	1,260,505
Beckman Coulter, Inc., 7.05%, 6/1/26	1,200	1,396,032
		$2,656,537
Metals — 0.9%
Barrick Gold Finance, Inc., 7.50%, 5/1/07	885	923,058
		$923,058
Oil and Gas - Equipment and Services — 0.3%
Transocean, Inc., 7.45%, 4/15/27	240	291,722
		$291,722
Retail - Building Products — 1.5%
Lowe’s Cos., Inc., MTN, 7.11%, 5/15/37	1,240	1,562,504
		$1,562,504
Super Regional Banks — 4.1%
Bank of America Corp., MTN, 6.975%, 3/7/37	1,090	1,308,339
First Union Corp., 6.824%, 8/1/26	1,720	2,144,809
SunTrust Banks, 6.00%, 2/15/26	115	123,540
SunTrust Banks, 6.00%, 1/15/28	370	398,832
SunTrust Banks, 7.375%, 7/1/06	270	274,653
		$4,250,173
Telecommunications — 1.2%
Harris Corp., 6.35%, 2/1/28	225	236,532
Verizon Wireless Capital LLC, 5.375%, 12/15/06	1,000	1,009,995
		$1,246,527
Telephone - Integrated — 1.3%
BellSouth Capital Funding, 6.04%, 11/15/26	1,250	1,287,086
		$1,287,086

Utilities — 1.8%
Baltimore Gas and Electric, MTN, 6.73%, 6/12/12	$500	$542,221
Oklahoma Gas and Electric, 6.65%, 7/15/27	1,210	1,362,188
		$1,904,409
Total Corporate Bonds (identified cost $31,436,405)		$32,536,970

Asset Backed Securities — 4.2%

	Principal
	Amount
Security	(000’s omitted)	Value
BOIT, Series 2003-B1, Class B-1, 4.14%, 12/15/10 (1)	$935	$940,713
CCCIT, Series 2003-A4 Class A4, 3.96%, 3/20/09 (1)	1,000	1,001,623
CHAMT, Series 2004-1B, Class B, 3.97%, 5/15/09 (1)	935	935,493
MBNAS, Series 2003-A3 Class A3, 3.89%, 8/16/10 (1)	1,000	1,003,341
TAOT, Series 2003-B Class A3, 3.80%, 8/15/07 (1)	473	472,979
Total Asset Backed Securities (identified cost, $4,348,606)		$4,354,149

Mortgage-Backed Securities — 18.0%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$932	$867,530
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	200	205,732
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	955	970,930
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	1,334	1,356,123
FHLMC, Gold Pool #G90033, 7.00%, 2/17/17	1,520	1,576,822
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	96	98,066
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	808	820,409
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23 (2)	269	271,319
FHLMC, PAC CMO, Series 1642-PH, 5.50%, 3/15/23 (2)	49	48,546
FHLMC, PAC CMO, Series 1684-G, 6.50%, 3/15/23 (2)	16	16,459
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	352	356,730
FHLMC, PAC CMO, Series 2456-AE, 6.50%, 4/15/31	81	81,381
FHLMC, PAC CMO, Series 2509-QD, 5.50%, 11/15/27	291	291,464
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	1,232	1,226,079
FHLMC, PAC CMO, Series 2542-PY, 5.00%, 6/15/28	600	603,612
FNMA, CMO, Series 2003-25-EC, 4.50%, 3/25/17	827	820,628
FNMA, PAC CMO, Series 1993-117-J, 6.50%, 7/25/08	904	920,903
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	338	343,736
FNMA, PAC CMO, Series 1994-30-JA, 5.00%, 7/25/23 (2)	785	782,275
FNMA, PAC CMO, Series 2002-82-XJ, 4.50%, 9/25/12	1,169	1,168,575
FNMA, PAC CMO, Series 2003-8-QB, 4.50%, 12/25/12	479	478,613
FNMA, Pool #323844, 7.00%, 7/1/14	1,398	1,462,136

FNMA, Pool #448183, 5.50%, 10/1/13	$201	$204,336
FNMA, Pool #458151, 6.00%, 11/15/18	792	818,245
FNMA, Pool #535454, 6.00%, 2/1/15	335	344,487
FNMA, Pool #545937, 6.00%, 6/1/14	346	355,982
FNMA, Pool #545948, 6.00%, 12/1/14	236	243,248
FNMA, Pool #725169, 8.00%, 3/1/13	685	728,026
GNMA, Pool #780688, 7.00%, 12/15/23 (2)	304	320,047
GNMA, Pool #781412, 6.50%, 2/15/17	783	815,071
Total Mortgage-Backed Securities (identified cost, $18,812,774)		$18,597,510

U.S. Treasury Obligations — 24.3%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Inflation Index Note, 3.625%, 1/15/08	$2,878	$3,047,477
U.S. Treasury Note, 3.25%, 1/15/09	2,050	1,991,464
U.S. Treasury Note, 3.375%, 2/28/07	5,060	5,006,243
U.S. Treasury Note, 4.00%, 2/15/14	6,480	6,335,217
U.S. Treasury Note, 4.75%, 11/15/08	1,000	1,016,368
U.S. Treasury Note, 6.00%, 8/15/09	2,000	2,127,580
U.S. Treasury Note, 6.50%, 2/15/10	5,125	5,585,850
Total U.S. Treasury Obligations (identified cost, $25,166,280)		$25,110,199

U.S. Government Agency Obligations — 19.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank, 2.50%, 3/13/06	$2,250	$2,234,646
Federal Home Loan Bank, 2.875%, 8/15/06	445	439,594
Federal Home Loan Mortgage Corp., 1.875%, 2/15/06	885	877,933
Federal Home Loan Mortgage Corp., MTN, 3.00%, 9/29/06	1,400	1,379,584
Federal Home Loan Mortgage Corp., MTN, 3.30%, 9/14/07	1,400	1,373,894
Federal Home Loan Mortgage Corp., MTN, 4.06%, 7/25/08	1,400	1,396,725
Federal National Mortgage Association, 2.375%, 2/15/07	2,000	1,947,826
Federal National Mortgage Association, 2.20%, 12/4/06	2,000	1,951,384
Federal National Mortgage Association, 3.29%, 11/30/06	1,245	1,230,080
Federal National Mortgage Association, 3.31%, 1/26/07	1,400	1,380,176
Federal National Mortgage Association, MTN, 6.625%, 9/15/09	3,000	3,226,671
Tennessee Valley Authority, 4.875%, 12/15/16	825	854,457
Tennessee Valley Authority, 5.88%, 4/1/36	1,275	1,454,102
Total U.S. Government Agency Obligations (identified cost, $19,700,117)		$19,747,072

Commercial Paper — 0.2%

	Principal
	Amount
Security	(000’s omitted)	Value
UBS Finance (Delaware), LLC, 3.86%, 10/3/05	$204	$203,956
Total Commercial Paper (at amortized cost, $203,956)		$203,956

Short-Term Investments — 2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 99.3% (identified cost $101,668,138)		$102,549,856
Other Assets, Less Liabilities — 0.7%		$743,355
Net Assets — 100.0%		$103,293,211

BOIT	—	Bank One Issuance Trust
CCCIT	—	Citibank Credit Card Issuance Trust
CHAMT	—	Chase Credit Card Master Trust
CMO	—	Collateralized Mortgage Obligations
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBNAS	—	MBNA Credit Card Master Note Trust
MTN	—	Medium-Term Note
PAC	—	Planned Amortization Class
TAOT	—	Toyota Auto Receivables Owner Trust
(1)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2005.
(2)		Priced by adviser.

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$102,521,456
Gross unrealized appreciation	$1,432,251
Gross unrealized depreciation	(1,403,851)
Net unrealized appreciation	$28,400

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer
Date:	November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer
Date:	November 23, 2005
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	November 23, 2005